Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 33,124	$ 37,845
Carrying Amount	356,612	395,533
Property, Plant and Equipment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	298,200	339,100
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion		36,700
Current Period Depletion Expense From Prior Period Depletion in Ending Inventory [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion in Ending Inventory		1,100
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	$ 58,400	$ 56,400